Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 4,217	$ 4,176	$ 4,253	$ 12,744	$ 13,062
Non-interest income	3,540	3,560	3,481	10,821	10,769
Total revenue	7,757	7,736	7,734	23,565	23,831
Provision for credit losses	380	496	2,181	1,640	4,953
Non-interest expenses	4,097	4,042	4,018	12,347	12,799
Provision for income taxes	738	742	231	2,182	1,125
Net income	2,542	2,456	1,304	7,396	4,954
Net income attributable to non-controlling interests in subsidiaries	81	90	(51)	261	3
Net income attributable to equity holders of the Bank	2,461	2,366	1,355	7,135	4,951
Net income attributable to equity holders of the Bank – relating to divested operations		(1)		2	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		2,367		7,133	4,893
Average assets	1,148,000	1,151,000	1,207,000	1,152,000	1,167,000
Average liabilities	1,076,000	1,080,000	1,136,000	1,081,000	1,097,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,030	1,934	1,930	5,948	5,884
Non-interest income	765	690	570	2,119	1,849
Total revenue	2,795	2,624	2,500	8,067	7,733
Provision for credit losses	69	145	752	429	1,743
Non-interest expenses	1,267	1,229	1,172	3,700	3,625
Provision for income taxes	380	323	147	1,021	607
Net income	1,079	927	429	2,917	1,758
Net income attributable to equity holders of the Bank	1,079	927	429	2,917	1,758
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		927		2,917	1,758
Average assets	384,000	372,000	359,000	375,000	357,000
Average liabilities	317,000	311,000	283,000	311,000	271,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,586	1,662	1,906	5,036	5,818
Non-interest income	776	716	664	2,265	2,444
Total revenue	2,362	2,378	2,570	7,301	8,262
Provision for credit losses	339	396	1,278	1,260	2,877
Non-interest expenses	1,299	1,294	1,390	3,995	4,519
Provision for income taxes	160	181	(70)	498	127
Net income	564	507	(28)	1,548	739
Net income attributable to non-controlling interests in subsidiaries	78	87	(54)	253	22
Net income attributable to equity holders of the Bank	486	420	26	1,295	717
Net income attributable to equity holders of the Bank – relating to divested operations		(1)		2	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		421		1,293	659
Average assets	191,000	194,000	216,000	195,000	208,000
Average liabilities	146,000	149,000	162,000	149,000	155,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	160	152	145	467	431
Non-interest income	1,175	1,156	990	3,566	2,988
Total revenue	1,335	1,308	1,135	4,033	3,419
Provision for credit losses	(1)	(2)	1	1	4
Non-interest expenses	812	802	700	2,431	2,152
Provision for income taxes	132	134	110	414	326
Net income	392	374	324	1,187	937
Net income attributable to non-controlling interests in subsidiaries	2	2	3	7	8
Net income attributable to equity holders of the Bank	390	372	321	1,180	929
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		372		1,180	929
Average assets	29,000	28,000	26,000	28,000	26,000
Average liabilities	46,000	45,000	40,000	44,000	38,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	363	350	375	1,071	1,085
Non-interest income	890	907	1,170	2,775	3,087
Total revenue	1,253	1,257	1,545	3,846	4,172
Provision for credit losses	(27)	(43)	149	(50)	328
Non-interest expenses	620	633	620	1,867	1,890
Provision for income taxes	147	150	176	456	459
Net income	513	517	600	1,573	1,495
Net income attributable to equity holders of the Bank	513	517	600	1,573	1,495
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		517		1,573	1,495
Average assets	401,000	399,000	416,000	398,000	420,000
Average liabilities	373,000	398,000	414,000	386,000	376,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	78	78	(103)	222	(156)
Non-interest income	(66)	91	87	96	401
Total revenue	12	169	(16)	318	245
Provision for credit losses			1		1
Non-interest expenses	99	84	136	354	613
Provision for income taxes	(81)	(46)	(132)	(207)	(394)
Net income	(6)	131	(21)	171	25
Net income attributable to non-controlling interests in subsidiaries	1	1		1	(27)
Net income attributable to equity holders of the Bank	(7)	130	(21)	170	52
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		130		170	52
Average assets	143,000	158,000	190,000	156,000	156,000
Average liabilities	$ 194,000	$ 177,000	$ 237,000	$ 191,000	$ 257,000